Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Revenue	$ 68,399	$ 69,762	[1]	$ 61,992
Royalties	(3,426)	(3,498)	[1]	(2,923)
Production costs	(39,315)	(36,180)	[1]	(32,086)
Depreciation	(4,071)	(3,763)	[1]	(3,491)
Gross profit	21,587	26,321	[1]	23,492
Other income	7,101	2,594	[1]	1,330
Other expenses	(336)	(14)	[1]	(55)
Impairment loss on trade receivables		(181)	[1]
Administrative expenses	(6,465)	(5,911)	[1]	(7,263)
Equity-settled share-based expense	(14)	(835)	[1]	(170)
Cash-settled share-based payment expense	(315)	(976)	[1]	(618)
Sale of Blanket Mine treasury			[1]	3,202
Net Foreign exchange gain/(loss)	223	(380)	[1]	(505)
Margin call on hedge	(360)		[1]	(435)
Operating profit	21,421	20,618		18,978
Finance income	53	38		16
Finance cost	(273)	(69)		(192)
Profit before tax	21,201	20,587		18,802
Tax expense	(7,445)	(8,691)		(7,717)
Profit for the year	13,756	11,896		11,085
Other comprehensive income
Foreign currency translation differences of foreign operations	(676)	373		262
Total comprehensive income for the year	13,080	12,269		11,347
Profit attributable to:
Owners of the Company	10,766	9,384		8,526
Non-controlling interests	2,990	2,512		2,559
Profit for the year	13,756	11,896		11,085
Total comprehensive income attributable to:
Owners of the Company	10,090	9,757		8,788
Non-controlling interests	2,990	2,512		2,559
Total comprehensive income for the year	$ 13,080	$ 12,269		$ 11,347
Earnings per share
Basic earnings - per share ($) (in dollars per share)	$ 0.99	$ 0.86		$ 0.79
Diluted earnings per share ($) (in dollars per share)	$ 0.99	$ 0.86		$ 0.79

[1]	Restated, refer note 4(a).